Trade and other payables - Summary of Trade and Other Liabilities (Detail) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
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Trade payables	€ 2,125,511	€ 656,448
Tax and social security liabilities	365,061	174,416
Total Trade And Other Payables	€ 2,490,572	€ 830,864